RELATED PARTY TRANSACTIONS - Golar Power Other Transactions, Indemnifications and Guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Golar Power | Debt guarantees
Related Party Transaction [Line Items]
Amount of guarantee	$ 393.5	$ 182.3